Putnam
Balanced
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-99


[LOGO: BOSTON * LONDON * TOKYO]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 3/31/99. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 9/30/99.




Portfolio of investments owned
March 31, 1999 (Unaudited)

COMMON STOCKS (63.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Biotechnology (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                 75  Quintiles Transnational Corp. (NON)                                                     $       2,831

Broadcasting (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                320  Clear Channel Communications, Inc. (NON)                                                       21,460
                431  Comcast Corp. Class A                                                                          27,126
                                                                                                            --------------
                                                                                                                    48,586

Business Equipment and Services (3.9%)
--------------------------------------------------------------------------------------------------------------------------
                636  Cisco Systems, Inc. (NON)                                                                      69,682
                315  Computer Sciences Corp. (NON)                                                                  17,384
                400  EMC Corp. (NON)                                                                                51,100
                200  MediaOne Group Inc. (NON)                                                                      12,700
                                                                                                            --------------
                                                                                                                   150,866

Computer Equipment (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                280  Sun Microsystems, Inc. (NON)                                                                   35,018

Computer Services and Software (6.7%)
--------------------------------------------------------------------------------------------------------------------------
                256  Citrix Systems, Inc. (NON)                                                                      9,760
                196  Comverse Technology, Inc. (NON)                                                                16,660
                266  IBM Corp.                                                                                      47,149
                417  IMS Health Inc.                                                                                13,813
                130  Intuit, Inc. (NON)                                                                             13,228
              1,460  Microsoft Corp. (NON)                                                                         130,853
                750  Oracle Corp. (NON)                                                                             19,781
                 50  Yahoo! Inc. (NON)                                                                               8,419
                                                                                                            --------------
                                                                                                                   259,663

Conglomerates (3.1%)
--------------------------------------------------------------------------------------------------------------------------
                863  General Electric Co.                                                                           95,469
                200  United Technologies Corp.                                                                      27,088
                                                                                                            --------------
                                                                                                                   122,557

Consumer Non Durables (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                200  Clorox Co.                                                                                     23,438

Consumer Related (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                346  Lowe's Cos., Inc.                                                                              20,933

Consumer Services (2.2%)
--------------------------------------------------------------------------------------------------------------------------
                 56  Amazon.com, Inc. (NON)                                                                          9,643
                420  America Online, Inc. (NON)                                                                     61,320
                200  Interpublic Group Cos., Inc.                                                                   15,575
                                                                                                            --------------
                                                                                                                    86,538

Electronics and Electrical Equipment (5.4%)
--------------------------------------------------------------------------------------------------------------------------
                567  Applied Materials, Inc.                                                                        34,977
                690  Intel Corp.                                                                                    82,024
                395  Jabil Circuit, Inc. (NON)                                                                      15,998
                280  Micron Technology, Inc. (NON)                                                                  13,510
                392  Solectron Corp. (NON)                                                                          19,037
                329  Teradyne, Inc. (NON)                                                                           17,951
                259  Texas Instruments, Inc.                                                                        25,706
                                                                                                            --------------
                                                                                                                   209,203

Entertainment (2.2%)
--------------------------------------------------------------------------------------------------------------------------
                300  Carnival Corp. Class A                                                                         14,569
                509  Time Warner, Inc.                                                                              36,171
                818  Viacom, Inc. Class B (NON)                                                                     34,750
                                                                                                            --------------
                                                                                                                    85,490

Health Care (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                314  Cardinal Health, Inc.                                                                          20,724

Insurance and Finance (4.5%)
--------------------------------------------------------------------------------------------------------------------------
                230  American International Group, Inc.                                                             27,744
                548  Citigroup, Inc.                                                                                35,004
                212  Federal National Mortgage Association                                                          14,681
                299  Firstar Corp.                                                                                  26,761
                279  Morgan Stanley, Dean Witter, Discover and Co.                                                  27,883
                197  Providian Financial Corp.                                                                      21,670
                230  Schwab (Charles) Corp.                                                                         22,109
                                                                                                            --------------
                                                                                                                   175,852

Medical Supplies and Devices (1.7%)
--------------------------------------------------------------------------------------------------------------------------
                300  Guidant Corp.                                                                                  18,150
                600  Tyco International Ltd.                                                                        43,050
                 60  VISX, Inc. (NON)                                                                                6,454
                                                                                                            --------------
                                                                                                                    67,654

Oil and Gas (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                220  Enron Corp.                                                                                    14,135

Pharmaceuticals (10.7%)
--------------------------------------------------------------------------------------------------------------------------
                240  Allergan, Inc.                                                                                 21,090
                200  American Home Products Corp.                                                                   13,050
                360  Amgen Inc.                                                                                     26,955
                250  Biogen, Inc.                                                                                   28,578
                412  Genentech, Inc.                                                                                36,514
                357  Lilly (Eli) & Co.                                                                              30,300
                300  Merck & Co., Inc.                                                                              24,056
                600  Pfizer, Inc.                                                                                   83,250
                784  Pharmacia & Upjohn, Inc.                                                                       48,902
                890  Schering-Plough Corp.                                                                          49,228
                850  Warner-Lambert Co.                                                                             56,259
                                                                                                            --------------
                                                                                                                   418,182

Publishing (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                330  McGraw-Hill, Inc.                                                                              17,985

Restaurants (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                200  Tricon Global Restaurants, Inc.                                                                14,050

Retail (10.1%)
--------------------------------------------------------------------------------------------------------------------------
                482  Best Buy Co., Inc.                                                                             25,064
                485  Costco Cos., Inc.                                                                              44,408
                600  CVS Corp.                                                                                      28,500
                480  Gap, Inc. (The)                                                                                32,310
                732  Home Depot, Inc. (The)                                                                         45,567
                300  Kohls Corp.                                                                                    21,263
                436  Kroger Co.                                                                                     26,106
                677  Safeway, Inc. (NON)                                                                            34,739
              1,161  TJX Cos., Inc. (The)                                                                           39,474
                764  Wal-Mart Stores, Inc.                                                                          70,431
                922  Walgreen Co.                                                                                   26,047
                                                                                                            --------------
                                                                                                                   393,909

Telecommunications (5.8%)
--------------------------------------------------------------------------------------------------------------------------
                148  Ascend Communications, Inc.                                                                    12,386
                600  Lucent Technologies, Inc.                                                                      64,650
                779  MCI WorldCom, Inc.                                                                             68,990
                170  QUALCOMM, Inc.                                                                                 21,144
                290  Qwest Communications International, Inc.                                                       20,907
                322  Sprint PCS                                                                                     14,269
                250  Tellabs, Inc.                                                                                  24,438
                                                                                                            --------------
                                                                                                                   226,784

Textiles (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                300  Shaw Industries, Inc.                                                                           5,550

Transportation (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                240  FDX Corp.                                                                                      22,275

Utilities (1.6%)
--------------------------------------------------------------------------------------------------------------------------
                515  AT&T Corp. (NON)                                                                               27,102
                350  Sprint Corp.                                                                                   34,344
                                                                                                            --------------
                                                                                                                    61,446
                                                                                                            --------------
                     Total Common Stocks (cost $1,729,934)                                                  $    2,483,669

CORPORATE BONDS AND NOTES (17.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
         $    5,000  Boeing Co. deb. 6 5/8s, 2038                                                           $        4,752
             10,000  Raytheon Co notes 6.45s, 2002                                                                  10,166
              5,000  Raytheon Co. deb. 7s, 2028                                                                      4,997
                                                                                                            --------------
                                                                                                                    19,915

Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  BankAmerica Corp. sr. notes 5 7/8s, 2009                                                        4,778
              5,000  Bank United Ser. A 8s, 2009                                                                     5,002
              5,000  Colonial Bank sub. notes 8s, 2009                                                               4,968
              5,000  Sovereign Bancorp, Inc. sr. notes 6 5/8s, 2001                                                  4,988
                                                                                                            --------------
                                                                                                                    19,736

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  American Standard Companies, Inc. sr. notes
                       7 3/8s, 2008                                                                                  4,906

Broadcasting (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                                             5,300
              5,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                                   5,145
              5,000  News America Holdings, Inc. deb. 7.7s, 2025                                                     5,218
                                                                                                            --------------
                                                                                                                    15,663

Building and Construction (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Owens Corning notes 7s, 2009                                                                    4,923

Chemicals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Nova Chemicals Corp. deb. 7s, 2026 (Canada)                                                     4,998

Computer Services and Software (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Dell Computer Corp. deb. 7.1s, 2028                                                            14,683
              5,000  IBM Corp. deb. 7 1/8s, 2096                                                                     5,169
                                                                                                            --------------
                                                                                                                    19,852

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  TCI Communications Inc deb. 8 3/4s, 2015                                                        6,077

Energy-related (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  KN Capital Trust III company guaranty 7.63s, 2028                                               5,000

Entertainment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Time Warner Entertainment co. notes 8 7/8s, 2012                                                5,985
             15,000  Time Warner Entertainment co. notes 8 3/8s, 2033                                               17,493
             15,000  Walt Disney Co. (The) med. term notes 5.62s, 2008                                              14,475
                                                                                                            --------------
                                                                                                                    37,953

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                       4,938
              5,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                              5,025
                                                                                                            --------------
                                                                                                                     9,963

Insurance and Finance (7.8%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                  4,468
              5,000  AFC Capital Trust company guaranty
                       Ser. B, 8.207s, 2027                                                                          5,376
             10,000  American General Institute 144A company guaranty
                       8 1/8s, 2046                                                                                 11,143
              5,000  Bear Stearns & Cos. Inc. sr. notes 6.15s, 2004                                                  4,978
              5,000  Bombardier Capital Inc. 144A notes 6s, 2002                                                     4,965
              5,000  Capital One Financial Corp. notes 7 1/4s, 2003                                                  4,957
              5,000  Conseco Inc. med-term notes 6 1/2s, 2002                                                        4,797
              5,000  Dime Bancorp, Inc. sr. notes 6 3/8s, 2001                                                       4,966
             25,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                         26,568
              5,000  Executive Risk Capital Trust company guaranty
                       Ser. B, 8.675s, 2027                                                                          5,417
              5,000  Finova Capital Corp. med-term notes 6.11s, 2003                                                 4,962
              5,000  Finova Capital Corp. notes 7.4s, 2007                                                           5,259
              5,000  Finova Capital Corp. notes 6 1/4s, 2002                                                         5,031
              3,000  First Citizens Bank Capital Trust I company guaranty
                       8.05s, 2028                                                                                   2,933
              5,000  Firstar Capital Trust I company guaranty
                       Ser. B, 8.32s, 2026                                                                           5,172
              5,000  Florida Windstorm Underwriting Association
                       144A sec. notes MBIA, 7 1/8s, 2019                                                            5,024
              6,000  Ford Motor Credit Corp. sr. notes 6s, 2003                                                      6,022
             10,000  Ford Motor Credit Corp. sr. notes 5.8s, 2009                                                    9,606
              5,000  General Motors Acceptance Corp. sr. unsub.
                       5.85s, 2009                                                                                   4,814
              5,000  Hartford Life, Inc. deb. 7.65s, 2027                                                            5,427
              5,000  Household Finance Corp. notes 6 1/2s, 2008                                                      4,990
              5,000  Household Finance Corp. sr. unsub. 5 7/8s, 2009                                                 4,762
              5,000  Lehman Brothers Holdings, Inc. notes 6 1/4s, 2003                                               4,950
              5,000  Markel Capital Trust I company guaranty
                       Ser. B, 8.71s, 2046                                                                           4,721
              5,000  Merrill Lynch & Co., Inc. notes 6s, 2009                                                        4,825
              5,000  Newcourt Credit Group Inc. 144A notes
                       6 7/8s, 2005                                                                                  5,095
              5,000  Newcourt Credit Group, Inc. 144A
                       company guaranty 7 1/8s, 2003                                                                 5,184
              5,000  Norwest Corp. med. term sr. notes Ser. J, 6 3/4s, 2027                                          4,953
             15,000  Paine Webber Group, Inc. sr. med. term notes
                       6.52s, 2005                                                                                  14,775
              5,000  Peoples Bank-Bridgeport sub. notes 7.2s, 2006                                                   4,810
              5,000  Phoenix Home Life Mutual Insurance Co.
                       144A notes 6.95s, 2006                                                                        4,979
              5,000  Presidential Life Corp. sr. notes 7 7/8s, 2009                                                  5,000
              5,000  Provident Companies, Inc. bonds 7.405s, 2038                                                    5,051
              5,000  Prudential Insurance Co. 144A 6 7/8s, 2003                                                      5,058
              5,000  Salomon, Inc. sr. notes 7.3s, 2002                                                              5,201
             10,000  Salomon, Inc. sr. notes 6 3/4s, 2003                                                           10,244
             10,000  Sears Roebuck Acceptance Corp. notes 6 1/2s, 2028                                               9,138
             10,000  Sprint Capital Corp. company guaranty 6 1/8s, 2008                                              9,831
              5,000  Sprint Capital Corp. company guaranty 5.7s, 2003                                                4,935
              5,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                                         4,979
             10,000  Sun Life Canada Capital Trust 144A 8.526s, 2049                                                10,269
              5,000  The CIT Group, Inc. notes 5 1/2s, 2001                                                          4,970
              5,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                                     4,459
              5,000  Toyota Motor Credit Corp. notes 5 5/8s, 2003                                                    4,943
              5,000  Transamerica Capital III bonds 7 5/8s, 2037                                                     5,190
              5,000  Trenwick Capital Trust I company guaranty
                       8.82s, 2037                                                                                   4,686
              5,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                  5,074
              5,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                                  5,103
              5,000  Zurich Capital Trust I 144A company guaranty
                       8.376s, 2037                                                                                  5,359
                                                                                                            --------------
                                                                                                                   305,419

Medical Supplies and Devices (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Tyco International Ltd. company guaranty
                       6 1/4s, 2003                                                                                  5,033

Oil and Gas (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Coastal Corp. bonds 6.95s, 2028                                                                 4,869
              3,000  Enron Corp. notes 6.4s, 2006                                                                    2,992
              2,998  Express Pipeline Ltd. 144A sub. notes Ser. B,
                       7.39s, 2019 (Canada)                                                                          2,712
              5,000  Gulf Canada Resources, Ltd. sr. notes
                       8.35s, 2006 (Canada)                                                                          4,939
              5,000  Norsk Hydro ASA notes 6.36s, 2009 (Norway)                                                      4,907
             10,000  Petro Geo-Services sr. notes 7 1/8s, 2028 (Norway)                                              9,309
             10,000  Transamerican Energy sr. disc. Ser. B notes
                       stepped-coupon, zero % (13s, 6/15/99), 2002 (STP)                                             2,513
              5,000  Union Oil Company of California company
                       guaranty 7 1/2s, 2029                                                                         5,094
                                                                                                            --------------
                                                                                                                    37,335

Packaging and Containers (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              7,000  Ball Corp. 144A sr. notes 7 3/4s, 2006                                                          7,210

Real Estate (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  EOP Operating L.P. notes 6.8s, 2009                                                             4,985
              5,000  EOP Operating L.P. notes 6 3/8s, 2002                                                           4,990
              5,000  EOP Operating L.P. sr. notes 6 3/4s, 2008                                                       4,941
              5,000  Equity Residential Properties notes
                       6.63s, 2005 (R)                                                                               4,938
              5,000  Omega Healthcare Investors, Inc. notes
                       6.95s, 2002 (R)                                                                               4,841
                                                                                                            --------------
                                                                                                                    24,695

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                           5,116

Retail (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Federated Department Stores, Inc. sr. notes
                       8 1/2s, 2003                                                                                  5,440

Telecommunications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  AirTouch Communications, Inc. notes 6.65s, 2008                                                 5,137
             15,000  MCI WorldCom, Inc. sr. notes 6.4s, 2005                                                        15,175
              5,000  WorldCom, Inc. sr. notes 6.95s, 2028                                                            5,078
                                                                                                            --------------
                                                                                                                    25,390

Telephone Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  U S West, Inc. notes 5 5/8s, 2008                                                               4,817

Tobacco (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Imperial Tobacco Global sr. unsub. 7 1/8s, 2009                                                 4,974
              5,000  Philip Morris Companies Inc. notes 6.8s, 2003                                                   5,141
                                                                                                            --------------
                                                                                                                    10,115

Transportation (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                                 5,039
              5,000  Continental Airlines, Inc. pass-through certificates
                       Ser. 981C, 6.541s, 2008                                                                       4,904
             10,000  CSX Corp. deb. 7.95s, 2027                                                                     10,942
              9,998  Federal Express Corp. Pass-thru Certificates
                       Ser. 1998-1A, 6.72s, 2022                                                                     9,890
              5,000  Northwest Airlines Corp. Pass-thru Certificates
                       Ser. 1999-1A, 6.81s, 2020                                                                     4,950
                                                                                                            --------------
                                                                                                                    35,725

Utilities (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                               5,170
              5,000  AT&T Capital Corp. med. term notes 6.6s, 2005                                                   5,082
              5,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                             5,126
              5,000  Israel Electric Corp., Ltd. 144A sr. notes
                       7 1/4s, 2006 (Israel)                                                                         4,934
              2,147  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                            2,283
              3,173  Northeast Utilities System notes Ser. B, 8.38s, 2005                                            3,274
             10,000  Public Service Co. of New Mexico sr. notes Ser. B,
                       7 1/2s, 2018                                                                                  9,534
              5,000  Texas New Mexico Power Utilities 1st mtge.
                       9 1/4s, 2000                                                                                  5,231
              5,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                          5,332
              5,000  Texas Utilities Electric Capital Trust V company
                       guaranty 8.175s, 2037                                                                         5,057
                                                                                                            --------------
                                                                                                                    51,023
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $677,587)                                        $      666,304

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (9.0%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal National Mortgage Association
                       Pass-through Certificates
     $       20,622    7s, Dwarf, February 1, 2012                                                          $       21,067
             93,376    6 1/2s, with due dates from May 1, 2028 to
                       April 15, 2029                                                                               92,939
             24,886    6s, Dwarf, June 1, 2012                                                                      24,700
             10,000    5 1/8s, December 12, 2005                                                                     9,820
                     Government National Mortgage Association
             40,000    8s, TBA, April 15, 2029                                                                      41,675
                     Government National Mortgage Association
                       Pass-through Certificates
             81,670    7s, with due dates from May 15, 2023 to
                       June 15, 2028                                                                                82,968
             79,268    6 1/2s, with due dates from September 15, 2024
                       to February 15, 2029                                                                         78,920
                                                                                                            --------------
                                                                                                                   352,089

U.S. Treasury Obligations (5.4%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
             26,000    6 1/8s, November 15, 2027                                                                    26,983
              2,000    5 1/2s, August 15, 2028                                                                       1,914
                     U.S. Treasury Notes
            175,000    5 3/8s, February 15, 2001                                                                   176,094
              5,000    4 3/4s, February 15, 2004                                                                     4,923
                                                                                                            --------------
                                                                                                                   209,914
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $562,822)                                                                      $      562,003

COLLATERALIZED MORTGAGE OBLIGATIONS (1.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $     4,652  Chase Mortgage Finance Corp. Ser. 93-3,
                       Class B13, 7.461s, 2024                                                              $        4,375
             25,000  GMAC Commercial Mortgage Securities Inc.
                       Ser. 98-C2, Class A2, 6.42s, 2008                                                            25,065
              5,221  Housing Securities Inc. Ser. 93-F, Class F9M2, 7s, 2023                                         5,133
              4,804  Prudential Home Mortgage Securities 144A
                       Ser. 93-31, Class B2, 6s, 2000                                                                4,372
             22,341  Ryland Mortgage Securities Corp. Ser. 94-7C,
                       Class B1, 7.359s, 2025                                                                       22,244
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $57,601)                                                                       $       61,189

FOREIGN GOVERNMENT BONDS AND NOTES (0.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $        5,000  Quebec (Province of) sr. unsub. 5 3/4s, 2009                                           $        4,853
             15,000  Ontario (Province of) sr. unsub. 5 1/2s, 2008                                                  14,452
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $19,902)                                                                       $       19,305

PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                  5  Centaur Funding Corp 144A $9.08 pfd.
                       (Cayman Islands)                                                                     $        5,337
                250  TCR Holding Corp. Class E, zero % pfd.                                                             16
                                                                                                            --------------
                     Total Preferred Stocks (cost $5,016)                                                   $        5,353

SHORT-TERM INVESTMENTS (6.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      111,000  Interest in $400,000,000 joint repurchase agreement dated March 31, 1999, with Warburg Securities
                       due April 1, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of
                       $111,015 for an effective yield of 4.90%.                                            $      111,000
            125,000  Interest in $241,753,000 joint tri-party repurchase agreement dated March 31, 1999 with Credit
                       Suisse First Boston due April 1, 1999 with
                       respect to various U.S. Treasury obligations --
                       maturity value of $125,017 for an effective
                       yield of 4.89%.                                                                             125,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $236,000)                                           $      236,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,288,862) (b)                                                $    4,033,823
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,900,736.

  (b) The aggregate identified cost on a tax basis is $3,290,470, resulting in gross unrealized appreciation and depreciation of $785,702 and $42,349, respectively, or net unrealized appreciation of $743,353.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at March 31, 1999 (Unaudited)
                             Market    Aggregate Face    Delivery   Unrealized
                             Value         Value           Date    Depreciation
-------------------------------------------------------------------------------
Euro Dollars                $36,701       $37,237        6/16/99        $(536)
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 1999 (Unaudited)
                             Market    Aggregate Face    Delivery   Unrealized
                             Value         Value           Date    Appreciation
-------------------------------------------------------------------------------
Euro Dollars                $35,297       $35,868        6/16/99         $571
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,288,862) (Note 1)                                                $4,033,823
-----------------------------------------------------------------------------------------------
Cash                                                                                      5,717
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                11,917
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           74,291
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                              571
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                          3,079
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,714
-----------------------------------------------------------------------------------------------
Total assets                                                                          4,132,112

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        210,303
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  289
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             1,776
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                6,425
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 536
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   12,037
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       231,376
-----------------------------------------------------------------------------------------------
Net assets                                                                           $3,900,736

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,937,496
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             18,383
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                    199,826
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            745,031
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,900,736

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,900,736 divided by 311,976 shares)                                                   $12.50
-----------------------------------------------------------------------------------------------
Offering price (100/94.25 of $12.50)*                                                    $13.26
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $28)                                                  $  5,193
-----------------------------------------------------------------------------------------------
Interest income                                                                          44,628
-----------------------------------------------------------------------------------------------
Total investment income                                                                  49,821

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         11,367
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            3,387
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,207
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              532
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   3,424
-----------------------------------------------------------------------------------------------
Registration fees                                                                           147
-----------------------------------------------------------------------------------------------
Auditing                                                                                 12,998
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,884
-----------------------------------------------------------------------------------------------
Postage                                                                                     515
-----------------------------------------------------------------------------------------------
Other                                                                                         7
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (22,716)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           12,772
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2,485)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             10,287
-----------------------------------------------------------------------------------------------
Net investment income                                                                    39,534
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        203,626
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                (494)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                        613
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
during the period                                                                       364,504
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 568,249
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $607,783
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                              Six months ended       Year ended
                                                                                      March 31     September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   39,534      $   55,650
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           203,132         361,798
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                            365,117         (78,192)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    607,783         339,256
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                            (58,593)        (59,126)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                                (357,149)       (235,797)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       561,254         334,405
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            753,295         378,738

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   3,147,441       2,768,703
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $18,383 and $37,442, respectively)                                         $3,900,736      $3,147,441
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                          March 31                                                        Jan. 3, 1995+
operating performance                            (Unaudited)                 Year ended September 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $11.92           $11.90           $11.03           $10.56            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                             .14(c)           .22(c)           .25              .29              .23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.00             1.05             2.16             1.18             1.83
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.14             1.27             2.41             1.47             2.06
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.22)            (.25)            (.27)            (.35)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.34)           (1.00)           (1.27)            (.65)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.56)           (1.25)           (1.54)           (1.00)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.50           $11.92           $11.90           $11.03           $10.56
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              19.02*           12.18            24.58            15.01            24.24*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $3,901           $3,147           $2,769           $2,246           $1,951
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                          .36*             .77              .71              .73              .54*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                         1.13*            1.82             2.29             2.72             2.44*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              72.54*          139.55           151.15           170.75            95.15*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period ( Note 2). As a result of such limitation, expenses of the fund for the periods ended March 31, 1999, September 30, 1998, 1997, 1996 and 1995
    reflect a reduction of $0.08, $0.13, $0.12, $0.15, and $0.23 per share, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).




Notes to financial statements
March 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Balanced Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital growth and current income.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on stepped-coupon bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1999, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 0.70% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1999, fund expenses were reduced by $2,485 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made on the plan.

For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,822,516 and $1,505,634, respectively. Purchases and sales of U.S. government obligations aggregated $816,266 and $1,002,249, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1999 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         Six months ended
                                                          March 31, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         12,498           $151,606
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       35,933            415,742
-----------------------------------------------------------------------------
                                                    48,431            567,348

Shares
repurchased                                           (499)            (6,094)
-----------------------------------------------------------------------------
Net increase                                        47,932           $561,254
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          4,039           $ 48,660
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       28,249            294,923
-----------------------------------------------------------------------------
                                                    32,288            343,583

Shares
repurchased                                           (857)            (9,178)
-----------------------------------------------------------------------------
Net increase                                        31,431           $334,405
-----------------------------------------------------------------------------

Putnam Management owned 285,190 shares of the fund (91.4% of shares outstanding) valued at $3,564,875.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Manuel Weiss Herrero
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' Web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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